Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	DECEMBER 31, 2015	DECEMBER 31, 2016

Raw material	$12,162	$14,555
Finished goods	25,273	19,891
Total	$37,435	$34,446